Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—2.8%
U.S. Treasury Bonds
1.875%, 11/15/51(1)	$ 1,145	$ 745
4.000%, 11/15/52	4,725	4,809
U.S. Treasury Notes
2.500%, 4/30/24	1,375	1,334
4.125%, 1/31/25	1,390	1,372
0.625%, 12/31/27	1,070	905
4.125%, 11/15/32	4,165	4,231
Total U.S. Government Securities (Identified Cost $14,297)		13,396

Municipal Bonds—0.5%
California—0.1%
University of California, Regents Series B-A, Taxable 4.428%, 5/15/48	290	257
Florida—0.1%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	370	348
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	355	333
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	85	64
New York—0.1%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	530	572
	Par Value	Value

Texas—0.0%
State of Texas, Texas Transportation Commission General Obligation Taxable 3.211%, 4/1/44	$ 110	$ 89
Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	565	498
Total Municipal Bonds (Identified Cost $2,425)		2,161

Foreign Government Securities—2.2%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(2)	300	275
Bolivarian Republic of Venezuela
9.375%, 1/13/34(3)	225	22
RegS 8.250%, 10/13/24(3)(4)	610	59
RegS 7.650%, 4/21/25(3)(4)	830	81
Dominican Republic 144A 4.875%, 9/23/32(2)	900	752
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(4)	835	759
Export-Import Bank Korea 5.125%, 1/11/33	465	475
Hungary Government International Bond 144A 6.250%, 9/22/32(2)	450	455
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	200	152
144A 5.500%, 12/11/42(2)	295	242
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Angola 144A 8.250%, 5/9/28(2)	$ 665	$ 614
Republic of Argentina 3.500%, 7/9/41(5)	1,135	356
Republic of Egypt 144A 7.600%, 3/1/29(2)	665	519
Republic of Guatemala 144A 5.250%, 8/10/29(2)	200	192
Republic of Indonesia
2.850%, 2/14/30	265	234
144A 4.350%, 1/8/27(2)	550	536
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	320	302
Republic of Panama
3.298%, 1/19/33	230	186
4.300%, 4/29/53	200	144
Republic of Philippines 3.700%, 3/1/41	710	570
Republic of Serbia 144A 6.500%, 9/26/33(2)	300	292
Republic of South Africa 5.875%, 4/20/32	335	298
Republic of Turkey 7.625%, 4/26/29	845	774
Saudi Government International Bond
144A 5.500%, 10/25/32(2)	560	582
144A 4.500%, 10/26/46(2)	640	550
State of Qatar 144A 3.750%, 4/16/30(2)	305	289
United Mexican States
3.500%, 2/12/34	400	325
6.350%, 2/9/35	220	226
4.500%, 1/31/50	465	365
Total Foreign Government Securities (Identified Cost $12,646)		10,626

	Par Value	Value

Mortgage-Backed Securities—5.5%
Agency—0.2%
Federal National Mortgage Association Pool #MA4785 5.000%, 10/1/52	$ 915	$ 900
Non-Agency—5.3%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(5)	228	211
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	1,000	977
2015-SFR1, A 144A 3.467%, 4/17/52(2)	154	146
2015-SFR2, C 144A 4.691%, 10/17/52(2)	340	328
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(2)	105	92
2021-SFR3, D 144A 2.177%, 10/17/38(2)	260	222
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(5)	449	417
2019-2, A1 144A 3.347%, 4/25/49(2)(5)	168	157
2021-1R, A1 144A 1.175%, 10/25/48(2)(5)	189	157
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(2)(5)	660	543
2022-CLS, A 144A 5.760%, 10/13/27(2)	663	644
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)	109	91
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)	370	320
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(5)	89	83

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(5)	$ 289	$ 274
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(2)(5)	469	451
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	400	344
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.568%, 5/15/36(2)(5)	923	918
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(5)	316	276
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(2)(5)	705	621
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(5)	46	42
2021-2, A3 144A 1.291%, 6/25/66(2)(5)	425	338
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(2)	710	635
2021-SFR1, D 144A 2.189%, 8/17/38(2)	710	607
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(5)	24	22
2018-1, A23 144A 3.500%, 11/25/57(2)(5)	19	17
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(2)	415	397
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(2)(5)	987	820
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.783%, 10/25/29(2)(5)	$ 205	$ 175
2017-3, 2A2 144A 2.500%, 8/25/47(2)(5)	90	79
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(2)(5)	342	326
MetLife Securitization Trust
2017-1A, M1 144A 3.424%, 4/25/55(2)(5)	241	212
2019-1A, A1A 144A 3.750%, 4/25/58(2)(5)	54	52
MFA Trust 2022-NQM2, A1 144A 4.000%, 5/25/67(2)(5)	211	198
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(2)(5)	418	344
2019-1, M2 144A 3.500%, 10/25/69(2)(5)	354	305
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(5)	39	37
2016-3A, A1 144A 3.750%, 9/25/56(2)(5)	52	47
2016-3A, B1 144A 4.000%, 9/25/56(2)(5)	198	179
2016-4A, A1 144A 3.750%, 11/25/56(2)(5)	24	22
2016-4A, B1A 144A 4.500%, 11/25/56(2)(5)	1,003	935
2017-2A, A3 144A 4.000%, 3/25/57(2)(5)	233	216
2019-RPL2, M2 144A 3.750%, 2/25/59(2)(5)	440	372
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(2)(5)	49	46
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(2)(5)	280	261

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(2)(5)	$ 98	$ 92
2021-3, A1 144A 1.867%, 4/25/26(2)(5)	662	613
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(2)	280	266
2021-SFR3, D 144A 2.288%, 5/17/26(2)	830	715
2021-SFR6, C 144A 1.855%, 7/17/38(2)	235	203
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(5)	202	172
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(2)(5)	305	286
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(2)(5)	163	149
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(5)	21	20
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(5)	82	76
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(2)(5)	66	53
Towd Point Mortgage Trust
2016-4, B1 144A 3.913%, 7/25/56(2)(5)	480	439
2017-1, A2 144A 3.500%, 10/25/56(2)(5)	350	337
2017-1, M1 144A 3.750%, 10/25/56(2)(5)	385	363
2017-4, A2 144A 3.000%, 6/25/57(2)(5)	610	548
2018-6, A1B 144A 3.750%, 3/25/58(2)(5)	330	301
2018-6, A2 144A 3.750%, 3/25/58(2)(5)	480	416
	Par Value	Value

Non-Agency—continued
2019-2, A2 144A 3.750%, 12/25/58(2)(5)	$ 515	$ 454
2019-4, A2 144A 3.250%, 10/25/59(2)(5)	445	392
2020-1, M1 144A 3.500%, 1/25/60(2)(5)	220	176
2021-1, A2 144A 2.750%, 11/25/61(2)(5)	465	370
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	590	540
2020-SFR2, D 144A 2.281%, 11/17/39(2)	660	556
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	185	165
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(2)(5)	520	501
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(5)	149	137
2021-NPL4, A1 144A 1.868%, 8/25/51(2)(5)	443	406
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(2)(5)	220	188
2022-4, A1 144A 4.474%, 4/25/67(2)(5)	404	383
2022-5, A1 144A 3.800%, 4/25/67(2)(5)	682	625
2022-7, A1 144A 5.152%, 7/25/67(2)(5)	380	370
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	75	68
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	974	928

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(5)	$ 127	$ 108
		25,372

Total Mortgage-Backed Securities (Identified Cost $29,015)		26,272

Asset-Backed Securities—4.9%
Automobiles—2.0%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(2)	745	708
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(2)	595	586
2022-1, C 144A 3.240%, 10/20/25(2)	670	645
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(2)	425	424
American Credit Acceptance Receivables Trust 2022-1, E 144A 3.640%, 3/13/28(2)	560	474
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(2)	254	254
2021-1, E 144A 3.390%, 4/17/28(2)	230	205
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(2)	595	555
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(2)	220	218
2019-3A, D 144A 3.040%, 4/15/25(2)	230	227
	Par Value	Value

Automobiles—continued
2019-3A, E 144A 4.600%, 7/15/26(2)	$ 535	$ 517
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(2)	670	659
2019-1A, D 144A 4.130%, 12/16/24(2)	71	71
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(2)	540	524
2020-3A, E 144A 4.310%, 7/15/27(2)	1,285	1,232
2022-2A, D 144A 6.150%, 4/17/28(2)	510	497
LAD Auto Receivables Trust 2023-1A, D 144A 7.300%, 6/17/30(2)	550	545
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	410	391
Tricolor Auto Securitization Trust 2023-1A, C 144A 7.240%, 2/16/27(2)	554	550
		9,282

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	475	451
Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	590	543

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Credit Card—continued
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	$ 555	$ 551
		1,094

Other—2.6%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(2)	710	660
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	41	40
2019-A, C 144A 4.010%, 7/16/40(2)	680	619
2020-AA, D 144A 7.150%, 7/17/46(2)	480	403
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	570	495
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(2)	138	130
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(2)	298	265
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	339	287
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	420	376
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(2)	495	494
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(2)	475	446
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(2)	182	166
	Par Value	Value

Other—continued
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(2)	$ 590	$ 553
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(2)	103	101
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	588	509
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	100	92
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(2)	695	591
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	539	476
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	431	392
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(2)	590	504
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	595	569
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	472	400
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(2)	38	38
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(2)	755	748
2020-1A, B 144A 1.980%, 6/20/25(2)	710	688
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	108	102

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	$ 500	$ 481
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(2)	710	677
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	353	343
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(2)	294	288
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	696	576
		12,509

Student Loan—0.0%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(2)	120	107
Total Asset-Backed Securities (Identified Cost $25,037)		23,443

Corporate Bonds and Notes—16.3%
Communication Services—1.0%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	200	139
Altice France S.A. 144A 5.125%, 1/15/29(1)(2)	300	230
CCO Holdings LLC 144A 4.750%, 3/1/30(1)(2)	670	563
CSC Holdings LLC 144A 7.500%, 4/1/28(2)	365	244
CT Trust 144A 5.125%, 2/3/32(2)	450	354
DISH DBS Corp. 7.750%, 7/1/26(1)	355	276
Gray Television, Inc. 144A 7.000%, 5/15/27(2)	500	453
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)(2)	335	215
	Par Value	Value

Communication Services—continued
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(2)	$ 420	$ 359
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	350	234
Northwest Fiber LLC 144A 10.750%, 6/1/28(2)	235	218
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	490	193
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(2)	600	483
Telesat Canada 144A 6.500%, 10/15/27(2)	270	81
T-Mobile USA, Inc. 5.050%, 7/15/33	364	351
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(2)	290	239
		4,632

Consumer Discretionary—1.4%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)(2)	610	572
144A 5.500%, 8/11/32(1)(2)	260	249
At Home Group, Inc.
144A 4.875%, 7/15/28(2)	90	66
144A 7.125%, 7/15/29(2)	435	270
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)(2)	145	144
144A 8.125%, 7/1/27(2)	145	146
144A 7.000%, 2/15/30(2)	10	10
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)(2)	360	289
Clarios Global LP 144A 8.500%, 5/15/27(2)	275	273
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32(1)	402	318
eG Global Finance plc 144A 8.500%, 10/30/25(1)(2)	375	338
Ford Motor Co. 3.250%, 2/12/32(1)	170	129
Ford Motor Credit Co. LLC
4.125%, 8/17/27(1)	285	254

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
7.350%, 3/6/30(1)	$ 330	$ 334
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)(2)	355	323
Mclaren Finance plc 144A 7.500%, 8/1/26(2)	520	403
MDC Holdings, Inc. 3.966%, 8/6/61	300	173
Metis Merger Sub LLC 144A 6.500%, 5/15/29(2)	250	203
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(2)	450	434
Nordstrom, Inc. 4.250%, 8/1/31(1)	550	402
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(2)	530	390
PulteGroup, Inc.
7.875%, 6/15/32(1)	235	262
6.375%, 5/15/33(1)	350	354
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)(2)	18	19
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)(2)	125	122
Weekley Homes LLC 144A 4.875%, 9/15/28(1)(2)	355	302
		6,779

Consumer Staples—0.5%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(2)	310	308
BAT Capital Corp. 7.750%, 10/19/32	580	623
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	225	206
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)(2)	460	357
Sigma Holdco B.V. 144A 7.875%, 5/15/26(2)	200	159
	Par Value	Value

Consumer Staples—continued
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)(2)	$ 600	$ 543
		2,196

Energy—3.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)(2)	635	632
Antero Midstream Partners LP 144A 5.750%, 1/15/28(2)	395	371
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)(2)	410	399
BP Capital Markets plc 4.875% (1)(6)	465	426
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(2)	240	236
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)(2)	526	545
CrownRock LP
144A 5.625%, 10/15/25(1)(2)	175	169
144A 5.000%, 5/1/29(1)(2)	170	154
Ecopetrol S.A.
4.625%, 11/2/31	585	432
8.875%, 1/13/33	550	538
Enbridge, Inc. 7.625%, 1/15/83(1)	555	564
Energy Transfer LP Series H 6.500% (1)(6)	500	461
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)(2)	415	335
Genesis Energy LP 8.875%, 4/15/30	105	105
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(2)	250	248
HF Sinclair Corp. 5.875%, 4/1/26(1)	520	520

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)(2)	$ 400	$ 362
144A 6.000%, 2/1/31(1)(2)	290	260
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(2)(4)	380	362
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	555	465
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(1)	440	481
Kinder Morgan, Inc. 7.750%, 1/15/32(1)	25	28
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)(2)	380	364
Mesquite Energy Escrow, Inc. 144A 7.250%, 2/15/24(2)(7)	105	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(2)	285	271
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)(2)	360	339
Occidental Petroleum Corp. 6.125%, 1/1/31(1)	555	559
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(6)	26	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	345	316
Pertamina Persero PT 144A 2.300%, 2/9/31(2)	480	384
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(9)	665	30
Petroleos Mexicanos
6.500%, 3/13/27	530	480
6.700%, 2/16/32	930	736
7.690%, 1/23/50	610	428
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	375	342
Reliance Industries Ltd. 144A 2.875%, 1/12/32(2)	570	460
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(2)	555	455
	Par Value	Value

Energy—continued
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	$ 280	$ 288
Sunnova Energy Corp. 144A 5.875%, 9/1/26(2)	400	349
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)(2)	330	302
Transocean, Inc.
144A 11.500%, 1/30/27(2)	45	46
144A 8.750%, 2/15/30(2)	285	290
USA Compression Partners LP 6.875%, 4/1/26(1)	240	230
Var Energi ASA 144A 7.500%, 1/15/28(1)(2)	200	206
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)(2)	40	34
144A 4.125%, 8/15/31(1)(2)	340	292
		15,295

Financials—4.2%
Acrisure LLC 144A 7.000%, 11/15/25(2)	710	664
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(2)	297	270
Allstate Corp. (The) Series B 5.750%, 8/15/53(1)	545	534
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)(2)	580	474
Banco Mercantil del Norte S.A. 144A 6.625% (2)(6)	620	531
Banco Santander Chile 144A 3.177%, 10/26/31(2)	725	612
Bank of America Corp.
5.015%, 7/22/33(1)	455	438
2.482%, 9/21/36(1)	605	453
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	385	401
Series G 4.700%(1)(6)	530	515
Barclays plc 7.437%, 11/2/33(1)	445	480

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	$ 485	$ 435
Blackstone Private Credit Fund 2.625%, 12/15/26(1)	317	269
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)(2)	415	317
Brighthouse Financial, Inc. 5.625%, 5/15/30(1)	380	373
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	270	233
Charles Schwab Corp. (The) Series H 4.000% (1)(6)	605	512
Citadel LP 144A 4.875%, 1/15/27(1)(2)	525	509
Citigroup, Inc. 6.270%, 11/17/33	420	440
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(2)	360	229
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)(2)	326	322
Credit Suisse Group AG 144A 9.016%, 11/15/33(1)(2)	500	525
Discover Financial Services 6.700%, 11/29/32(1)	402	415
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(2)	194	193
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)(2)	720	656
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	320	264
6.450%, 5/1/36	255	265
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(2)	760	683
JPMorgan Chase & Co. 1.953%, 2/4/32	935	726
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)(2)	$ 345	$ 293
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)(2)	515	430
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.848%, 4/20/67(1)(5)	515	381
MetLife, Inc. Series G 3.850% (1)(6)	435	409
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)(2)	475	410
Morgan Stanley
6.342%, 10/18/33(1)	560	590
5.948%, 1/19/38(1)	253	247
Navient Corp. 6.750%, 6/25/25(1)	540	532
OWL Rock Core Income Corp. 4.700%, 2/8/27(1)	319	291
Prudential Financial, Inc.
5.625%, 6/15/43(1)	550	547
5.125%, 3/1/52(1)	148	135
6.000%, 9/1/52(1)	89	86
6.750%, 3/1/53	365	367
Santander Holdings USA, Inc. 4.400%, 7/13/27(1)	435	413
State Street Corp. 4.821%, 1/26/34	438	422
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(1)	705	634
Toronto-Dominion Bank (The) 8.125%, 10/31/82(1)	475	496
Wells Fargo & Co. Series BB 3.900% (1)(6)	905	809
		20,230

Health Care—1.1%
1375209 BC Ltd. 144A 9.000%, 1/30/28(2)	48	48
Akumin, Inc. 144A 7.000%, 11/1/25(2)	400	318
Amgen, Inc.
5.250%, 3/2/33	253	251

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
5.650%, 3/2/53	$ 100	$ 99
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(2)	35	24
144A 11.000%, 9/30/28(2)	86	67
144A 14.000%, 10/15/30(2)	16	10
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32(1)	418	365
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)(2)	705	624
Community Health Systems, Inc.
144A 6.875%, 4/15/29(2)	35	24
144A 6.125%, 4/1/30(2)	445	305
144A 4.750%, 2/15/31(1)(2)	285	220
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(1)	520	443
Endo Dac 144A 9.500%, 7/31/27(2)(9)	94	13
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(1)(2)	470	481
Illumina, Inc. 2.550%, 3/23/31(1)	495	396
Lannett Co., Inc. 144A 7.750%, 4/15/26(2)	135	32
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)(2)	10	10
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)(10)	187	141
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(2)	211	208
144A 10.000%, 4/15/27(2)	85	86
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(2)	395	271
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	230	200
4.750%, 5/9/27	230	207
Universal Health Services, Inc. 2.650%, 1/15/32(1)	460	357
		5,200

	Par Value	Value

Industrials—1.5%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)(2)	$ 700	$ 679
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)(2)	605	530
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)(2)	335	312
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)(2)	250	213
Boeing Co. (The)
5.150%, 5/1/30	275	266
3.750%, 2/1/50(1)	205	144
5.930%, 5/1/60(1)	147	137
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)(2)	487	401
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)(2)	10	10
144A 9.500%, 1/1/31(1)(2)	255	266
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)(2)	593	489
Deluxe Corp. 144A 8.000%, 6/1/29(1)(2)	190	159
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)(2)	460	400
Icahn Enterprises LP
6.250%, 5/15/26(1)	245	238
5.250%, 5/15/27(1)	40	37
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	475	467
OT Merger Corp. 144A 7.875%, 10/15/29(2)	180	108
Regal Rexnord Corp. 144A 6.400%, 4/15/33(2)	554	545
Science Applications International Corp. 144A 4.875%, 4/1/28(1)(2)	305	278
Sempra Global 144A 3.250%, 1/15/32(1)(2)	599	487
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(2)	265	241

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
TransDigm, Inc. 5.500%, 11/15/27(1)	$ 405	$ 373
Triumph Group, Inc. 144A 9.000%, 3/15/28(2)	135	135
		6,915

Information Technology—1.1%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)(2)	245	218
144A 4.000%, 7/1/29(1)(2)	275	241
CDW LLC 3.569%, 12/1/31	489	404
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(2)	75	68
144A 6.500%, 10/15/28(1)(2)	115	100
Dell International LLC 8.100%, 7/15/36	314	351
Entegris Escrow Corp. 144A 4.750%, 4/15/29(2)	390	355
HP, Inc. 5.500%, 1/15/33(1)	610	576
Kyndryl Holdings, Inc. 3.150%, 10/15/31(1)	575	429
Leidos, Inc. 2.300%, 2/15/31(1)	710	554
Micron Technology, Inc. 6.750%, 11/1/29(1)	270	279
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)(2)	165	156
Oracle Corp. 6.150%, 11/9/29(1)	380	393
TD SYNNEX Corp. 2.375%, 8/9/28(1)	720	594
Viasat, Inc. 144A 5.625%, 9/15/25(2)	445	412
		5,130

Materials—0.8%
ArcelorMittal S.A. 6.800%, 11/29/32(1)	470	476
Avient Corp. 144A 7.125%, 8/1/30(1)(2)	65	65
	Par Value	Value

Materials—continued
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)(2)	$ 565	$ 516
Celanese U.S. Holdings LLC 5.900%, 7/5/24(1)	180	180
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)(2)	180	182
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(2)	340	262
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)(2)	480	437
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(2)	70	70
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	450	428
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)(2)	345	312
Teck Resources Ltd. 6.125%, 10/1/35	250	251
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(2)	280	277
144A 6.625%, 11/1/25(2)	400	368
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	124	99
		3,923

Real Estate—0.9%
EPR Properties 4.750%, 12/15/26(1)	570	521
GLP Capital LP
5.250%, 6/1/25(1)	225	220
5.750%, 6/1/28(1)	277	271
3.250%, 1/15/32(1)	47	37
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)(2)	385	319
Kite Realty Group Trust 4.750%, 9/15/30(1)	610	546
MPT Operating Partnership LP
4.625%, 8/1/29(1)	140	105
3.500%, 3/15/31(1)	270	185

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Office Properties Income Trust 4.500%, 2/1/25(1)	$ 490	$ 451
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)(2)	355	273
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31(1)	610	457
Service Properties Trust
4.950%, 2/15/27(1)	340	293
4.375%, 2/15/30(1)	230	176
VICI Properties LP
4.950%, 2/15/30(1)	135	126
5.125%, 5/15/32(1)	135	125
144A 4.625%, 6/15/25(1)(2)	65	62
144A 5.750%, 2/1/27(1)(2)	190	185
		4,352

Utilities—0.6%
CMS Energy Corp. 4.750%, 6/1/50(1)	570	511
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	260	281
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	325	319
Ferrellgas LP
144A 5.375%, 4/1/26(1)(2)	125	113
144A 5.875%, 4/1/29(1)(2)	130	106
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(2)	855	809
Southern Co. (The) Series 21-A 3.750%, 9/15/51(1)	628	535
Vistra Corp. 144A 8.000% (1)(2)(6)	190	182
		2,856

Total Corporate Bonds and Notes (Identified Cost $86,878)		77,508
	Par Value	Value

Leveraged Loans—4.6%
Aerospace—0.2%
Air Canada (3 month LIBOR + 3.500%) 8.369%, 8/11/28(5)	$ 83	$ 82
Amentum Government Services Holdings LLC Tranche 3 (6 month Term SOFR + 4.000%) 7.558% - 8.764%, 2/15/29(5)	164	162
Brown Group Holding LLC (1 month LIBOR + 2.500%) 7.135%, 6/7/28(5)	206	204
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 9.996%, 6/21/27(5)	270	281
TransDigm, Inc. Tranche I (1 month Term SOFR + 3.250%) 7.825%, 8/10/28(5)	303	302
		1,031

Chemicals—0.1%
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 3.750%) 8.385%, 11/24/27(5)	206	203
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.468%, 11/8/27(5)	473	471
		674

Consumer Non-Durables—0.2%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 9.920%, 12/8/28(5)	218	211
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 8.635%, 6/30/24(5)	217	211

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 8.730%, 8/12/24(5)	$ 325	$ 255
		677

Energy—0.3%
Hamilton Projects Acquiror LLC Tranche B (3 month LIBOR + 4.500%) 9.230%, 6/17/27(5)	276	275
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.592%, 10/18/28(5)	180	180
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 7.932% - 8.063%, 10/5/28(5)	369	366
Traverse Midstream Partners LLC 2023, Tranche B (1 month Term SOFR + 3.850%) 8.450%, 2/16/28(5)	570	565
		1,386

Financials—0.1%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 7.885%, 7/31/27(5)	214	200
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.890%, 6/15/25(5)	212	207
Castlelake Aviation One Designated Activity Co. 2023 (3 month LIBOR + 5.500%) 0.000%, 10/22/27(5)(11)	255	252
		659

	Par Value	Value

Food / Tobacco—0.3%
Del Monte Foods, Inc. (3 month LIBOR + 3.500%) 0.000%, 5/16/29(5)(11)	$ 275	$ 269
H-Food Holdings LLC (1 month LIBOR + 3.688%) 8.322%, 5/23/25(5)	260	231
Naked Juice LLC (3 month Term SOFR + 3.250%) 7.930%, 1/24/29(5)	290	263
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.011%, 7/12/29(5)	190	189
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 8.135%, 9/23/27(5)	189	184
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.230%, 3/31/28(5)	181	168
		1,304

Forest Prod / Containers—0.1%
Anchor Glass Container Corp. 2017 (1-3 month LIBOR + 2.750%) 7.480% - 7.562%, 12/7/23(5)	162	115
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 8.561%, 8/13/26(5)	145	143
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 7.885%, 1/31/25(5)	225	210
TricorBraun, Inc. (1 month LIBOR + 3.250%) 7.885%, 3/3/28(5)	181	177
		645

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—0.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 7.968%, 1/21/30(5)	$ 125	$ 125
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 7.635%, 6/30/25(5)	93	91
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.232%, 5/1/28(5)	228	227
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 8.730%, 4/26/28(5)	222	213
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 8.814%, 1/5/29(5)	411	409
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.753%, 11/1/26(5)	114	114
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(5)	213	213
		1,392

Health Care—0.5%
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 7.885%, 9/29/28(5)	318	315
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.730%, 10/1/27(5)	184	177
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.575%, 11/16/25(5)	211	201
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 8.230%, 11/30/27(5)	210	206
	Par Value	Value

Health Care—continued
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 7.385%, 2/14/25(5)	$ 418	$ 396
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 7.885%, 3/5/26(5)	301	295
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 7.885%, 11/15/28(5)	129	126
Sotera Health Holdings LLC (3 month LIBOR + 5.500%) 0.000%, 12/11/26(5)(11)	110	107
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 8.480%, 10/1/26(5)	172	167
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.092%, 11/20/26(5)	230	187
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.385%, 7/2/25(5)	308	287
		2,464

Healthcare—0.0%
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 8.980%, 8/19/28(5)	190	187
Housing—0.1%
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.635%, 3/19/29(5)	357	356
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 8.135%, 6/2/28(5)	168	162

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Housing—continued
2022 (1 month Term SOFR + 3.250%) 7.868%, 6/2/28(5)	$ 35	$ 33
		551

Information Technology—0.7%
Applied Systems, Inc. Second Lien (3 month Term SOFR + 6.750%) 11.330%, 9/17/27(5)	208	208
CDK Global, Inc. (3 month Term SOFR + 4.500%) 9.080%, 7/6/29(5)	115	115
ConnectWise LLC (1 month LIBOR + 3.500%) 8.135%, 9/29/28(5)	108	102
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 7.885%, 7/30/27(5)	194	190
Finastra USA, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 6/13/24(5)(11)	280	263
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 8.635%, 12/1/27(5)	264	262
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 8.135%, 7/1/24(5)	479	477
Infinite Bidco LLC First Lien (3 month LIBOR + 3.250%) 7.980%, 3/2/28(5)	250	242
Open Text Corp. (3 month LIBOR + 3.500%) 0.000%, 8/27/29(5)(11)	230	229
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 7.885%, 3/10/28(5)	254	247
Proofpoint, Inc. (1 month LIBOR + 3.250%) 7.885%, 8/31/28(5)	108	105
	Par Value	Value

Information Technology—continued
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 7.635%, 4/24/28(5)	$ 181	$ 175
Sophia LP Tranche B (1 month LIBOR + 3.500%) 8.230%, 10/7/27(5)	248	244
Uber Technologies, Inc. 2023 (3 month LIBOR + 3.500%) 0.000%, 2/28/30(5)(11)	95	95
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.032%, 5/3/27(5)	20	19
2021-2, First Lien (3 month LIBOR + 3.250%) 8.032%, 5/4/26(5)	211	207
		3,180

Manufacturing—0.3%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 8.306%, 10/8/27(5)	184	182
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 9.480%, 6/23/28(5)	167	159
Second Lien (3 month LIBOR + 8.250%) 12.980%, 6/25/29(5)	95	85
Chart Industries, Inc. Tranche B (3 month LIBOR + 7.500%) 0.000%, 12/7/29(5)(11)	175	175
Filtration Group Corp. (1 month LIBOR + 3.000%) 7.635%, 3/31/25(5)	292	291
Indicor LLC (3 month Term SOFR + 4.500%) 8.927%, 11/30/29(5)	245	242

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 0.000%, 2/23/29(5)	$ 65	$ 63
Star U.S. Bidco LLC (3 month LIBOR + 4.250%) 8.980%, 3/17/27(5)	212	206
		1,403

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.635%, 8/2/27(5)	253	246
Media / Telecom - Diversified Media—0.2%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 6.390% - 6.580%, 3/31/25(5)	229	224
Creative Artists Agency LLC 2023 (3 month LIBOR + 5.500%) 0.000%, 11/16/28(5)(11)	55	55
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 9.985%, 7/28/28(5)	218	209
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.735%, 4/11/29(5)	220	202
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.390%, 5/18/25(5)	212	211
		901

Metals / Minerals—0.1%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 8.782%, 7/31/26(5)	340	335
	Par Value	Value

Retail—0.2%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.125%, 11/8/27(5)	$ 205	$ 202
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.385%, 3/6/28(5)	234	230
PetsMart LLC (1 month Term SOFR + 3.850%) 8.468%, 2/11/28(5)	167	166
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 9.703%, 6/1/28(5)	187	105
Sally Holdings LLC Tranche B (3 month LIBOR + 5.500%) 0.000%, 2/28/30(5)(11)	345	344
		1,047

Service—0.6%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 8.556%, 7/27/28(5)	177	173
Ascend Learning LLC (3 month LIBOR + 3.500%) 0.000%, 12/11/28(5)(11)	285	267
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 7.953%, 3/20/25(5)	268	242
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 7.867%, 2/6/26(5)	299	298
DXP Enterprises, Inc. (3 month Term SOFR + 5.350%) 9.955%, 12/23/27(5)	206	201

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 8.850%, 10/30/26(5)	$ 75	$ 75
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.140%, 1/29/26(5)	128	128
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 7.730%, 11/23/28(5)	188	185
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.385%, 2/1/28(5)	175	173
PODS LLC (1 month Term SOFR + 3.000%) 7.618%, 3/31/28(5)	208	203
Sedgwick Claims Management Services, Inc. 2023 (3 month LIBOR + 3.750%) 0.000%, 2/16/28(5)(11)	365	361
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 7.868% - 7.968%, 2/10/29(5)	203	200
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 8.390%, 12/21/27(5)	289	287
		2,793

Transportation - Automotive—0.1%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.160%, 12/13/29(5)	295	294
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 7.885%, 4/30/26(5)	224	223
	Par Value	Value

Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 8.575%, 10/28/27(5)	$ 163	$ 150
		667

Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.385%, 8/1/25(5)	207	206
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 9.732%, 2/23/29(5)	124	123
Tranche C (1 month Term SOFR + 5.000%) 9.732%, 2/23/29(5)	16	16
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.368%, 1/29/27(5)	204	173
Tranche C (1 month Term SOFR + 5.750%) 10.368%, 1/29/27(5)	11	10
		528

Total Leveraged Loans (Identified Cost $22,563)		22,070

	Shares
Preferred Stocks—0.5%
Financials—0.4%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)(2)	310(12)	285
JPMorgan Chase & Co. Series HH, 4.600%(1)	285(12)	264
MetLife, Inc. Series D, 5.875%(1)	329(12)	317
Truist Financial Corp. Series Q, 5.100%	375(12)	358

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Shares	Value
Financials—continued
Zions Bancorp NA, 6.950%	17,485	$ 447
		1,671

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.099%(1)(5)	622(12)	621
Total Preferred Stocks (Identified Cost $2,405)		2,292

Common Stocks—105.1%
Communication Services—2.1%
Cellnex Telecom S.A.	273,197	10,275
Consumer Discretionary—0.0%
MYT Holding LLC Class B(7)(13)	22,362	16
NMG Parent LLC(7)(13)	368	50
		66

Energy—15.8%
Cheniere Energy, Inc.(1)	134,962	21,235
DT Midstream, Inc.(1)	131,266	6,590
Enbridge, Inc.(1)	368,265	13,817
Pembina Pipeline Corp.(1)	305,281	10,023
Targa Resources Corp.(1)	132,725	9,835
TC Energy Corp.	206,315	8,213
Williams Cos., Inc. (The)(1)	191,862	5,775
		75,488

Industrials—27.6%
Aena SME S.A.(1)	129,159	20,000
Atlas Arteria Ltd.(1)	2,991,998	13,771
Auckland International Airport Ltd.(1)(13)	2,161,933	11,683
Canadian National Railway Co.(1)	43,586	4,964
Canadian Pacific Railway Ltd.	120,506	9,151
CSX Corp.(1)	198,284	6,046
Ferrovial S.A.(1)	253,659	7,045
Flughafen Zurich AG Registered Shares(1)(13)	48,874	8,848
	Shares	Value

Industrials—continued
Transurban Group(1)	3,768,916	$ 35,962
Union Pacific Corp.(1)	29,588	6,133
Vinci S.A.(1)	68,787	7,846
		131,449

Real Estate—9.1%
American Tower Corp.(1)	129,890	25,720
Crown Castle, Inc.(1)	134,512	17,587
		43,307

Utilities—50.5%
Ameren Corp.(1)	100,261	8,293
American Electric Power Co., Inc.(1)	166,501	14,647
APA Group(1)	1,331,615	9,615
Atmos Energy Corp.(1)	105,524	11,904
CenterPoint Energy, Inc.(1)	451,323	12,556
CMS Energy Corp.(1)	121,622	7,172
Dominion Energy, Inc.(1)	282,103	15,691
DTE Energy Co.(1)	56,507	6,199
EDP - Energias de Portugal S.A.(1)	1,424,557	7,196
Emera, Inc.(1)	250,861	9,937
Enel SpA(1)	1,420,889	7,991
Entergy Corp.(1)	73,261	7,536
Eversource Energy(1)	163,457	12,318
Iberdrola S.A.	495,053	5,689
National Grid plc	1,250,422	15,763
NextEra Energy, Inc.(1)	388,525	27,597
Orsted AS(1)	65,681	5,742
Public Service Enterprise Group, Inc.(1)	123,026	7,434
Sempra Energy(1)	109,481	16,418
Severn Trent plc	248,534	8,224
Southern Co. (The)(1)	157,624	9,940
Xcel Energy, Inc.(1)	198,281	12,803
		240,665

Total Common Stocks (Identified Cost $509,981)		501,250

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(13)	2,084	$ 2
Total Rights (Identified Cost $2)		2

Total Long-Term Investments—142.4% (Identified Cost $705,249)		679,020

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.473%)(14)	2,605,147	2,605
Total Short-Term Investment (Identified Cost $2,605)		2,605

TOTAL INVESTMENTS—142.9% (Identified Cost $707,854)		$681,625
Other assets and liabilities, net—(42.9)%		(204,770)
NET ASSETS—100.0%		$476,855

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $424,033.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities amounted to a value of $96,134 or 20.2% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of February 28, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	This loan will settle after February 28, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	61%
Canada	9
Australia	9
Spain	7
United Kingdom	4
New Zealand	2
Switzerland	2
Other	6
Total	100%
†% of total investments as of February 28, 2023.
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 28, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$23,443	$—	$23,443	$—
Corporate Bonds and Notes	77,508	—	77,507	1
Foreign Government Securities	10,626	—	10,626	—
Leveraged Loans	22,070	—	22,070	—
Mortgage-Backed Securities	26,272	—	26,272	—
Municipal Bonds	2,161	—	2,161	—
U.S. Government Securities	13,396	—	13,396	—
Equity Securities:
Common Stocks	501,250	501,184	—	66
Preferred Stocks	2,292	447	1,845	—
Rights	2	—	—	2
Money Market Mutual Fund	2,605	2,605	—	—
Total Investments	$681,625	$504,236	$177,320	$69
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended Feburary 28, 2023.
(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
Note 1. Significant Accounting Policies
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.